Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 879,433		¥ 869,786		¥ 649,803
Provision (credit) for loan losses	647		222,102		567,396
Charge-offs	184,590		260,491		344,061
Less: Recoveries	47,646		53,808		28,881
Net charge-offs	136,944		206,683		315,180
Others	(8,606)	[1]	(5,772)	[1]	(32,233)	[1]
Balance at end of fiscal year	734,530		879,433		869,786
Balance at end of fiscal year of which individually evaluated for impairment	300,525
Balance at end of fiscal year of which collectively evaluated for impairment	434,005
Balance at end of fiscal year	64,771,441	[2]	63,860,881
Balance at end of fiscal year of which individually evaluated for impairment	1,228,954	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	63,542,487	[2]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	305,832
Provision (credit) for loan losses	(60,120)
Balance at end of fiscal year	245,712
Balance at end of fiscal year of which individually evaluated for impairment	2,028
Balance at end of fiscal year of which collectively evaluated for impairment	243,684
Balance at end of fiscal year	47,076,556	[2]
Balance at end of fiscal year of which individually evaluated for impairment	38,058	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	47,038,498	[2]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	23,141
Provision (credit) for loan losses	5,573
Balance at end of fiscal year	28,714
Balance at end of fiscal year of which collectively evaluated for impairment	28,714
Balance at end of fiscal year	13,050,599	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	13,050,599	[2]
Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	431,611
Provision (credit) for loan losses	21,149
Charge-offs	166,527
Less: Recoveries	46,712
Net charge-offs	119,815
Others	(7,926)	[1]
Balance at end of fiscal year	325,019
Balance at end of fiscal year of which individually evaluated for impairment	245,073
Balance at end of fiscal year of which collectively evaluated for impairment	79,946
Balance at end of fiscal year	1,550,116	[2]
Balance at end of fiscal year of which individually evaluated for impairment	1,139,475	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	410,641	[2]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	118,849	[3]
Provision (credit) for loan losses	34,045	[3]
Charge-offs	18,063	[3]
Less: Recoveries	934	[3]
Net charge-offs	17,129	[3]
Others	(680)	[1],[3]
Balance at end of fiscal year	135,085	[3]
Balance at end of fiscal year of which individually evaluated for impairment	53,424	[3]
Balance at end of fiscal year of which collectively evaluated for impairment	81,661	[3]
Balance at end of fiscal year	3,094,170	[2],[3]
Balance at end of fiscal year of which individually evaluated for impairment	51,421	[2],[3]
Balance at end of fiscal year of which collectively evaluated for impairment	¥ 3,042,749	[2],[3]

[1]	Others include primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[3]	Amounts booked in subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.